COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of common shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2011	696,230	11,745
Dividend reinvestment and share purchase plan	5,371	202
Exercise of options	2,260	64
Outstanding at December 31, 2011	703,861	12,011
Exercise of options	1,600	58
Outstanding at December 31, 2012	705,461	12,069
Exercise of options	1,980	80
Outstanding at December 31, 2013	707,441	12,149

Schedule of weighted average shares

Weighted Average Common Shares Outstanding (millions)	2013	2012	2011
Basic	706.7	704.6	701.6
Diluted	707.7	705.7	702.8

Schedule of stock options activity

	Number of Options	Weighted Average Exercise Prices	Options Exercisable
	(thousands)		(thousands)
Outstanding at January 1, 2011	8,406	$32.57	6,458
Granted	970	$38.02
Exercised	(2,260)	$25.86
Forfeited	(16)	$35.83
Outstanding at December 31, 2011	7,100	$35.44	5,165
Granted	1,978	$42.03
Exercised	(1,600)	$33.13
Forfeited	(44)	$36.55
Outstanding at December 31, 2012	7,434	$37.69	4,588
Granted	1,939	$47.09
Exercised	(1,980)	$36.12
Outstanding at December 31, 2013	7,393	$40.57	3,954

Schedule of stock options outstanding and exercisable by the range of exercise price
Stock options outstanding at December 31, 2013 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(thousands)		(years)	(thousands)		(years)
$30.10 to $36.26	1,725	$33.72	2.5	1,725	$33.72	2.5
$36.90 to $41.65	1,781	$38.52	3.7	1,516	$38.60	3.5
$41.95 to $45.29	1,948	$42.03	5.2	690	$42.03	5.2
$47.09	1,939	$47.09	6.1	23	$47.09	6.1
	7,393	$40.57	4.3	3,954	$37.12	3.1

Schedule of options valuation assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

	2013	2012	2011
Expected life (years)	6.0	5.9	4.0
Interest rate	1.7%	1.6%	2.1%
Volatility[1]	18%	19%	14%
Dividend yield	3.7%	4.2%	4.3%
Forfeiture rate	15%	15%	15%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of additional option information
The following table summarizes additional stock option information:

Year Ended December 31 (millions of Canadian dollars unless noted otherwise)	2013	2012	2011
Total intrinsic value of options exercised	$25	$18	$34
Fair value of options that have vested	$65	$49	$42
Total options vested	1.3 million	1.0 million	0.9 million

Schedule of dividends
The following table summarizes cash dividends paid:

year ended December 31 (millions of Canadian dollars except per share amounts)	2013	2012	2011
Cash dividends paid, net of Dividend Reinvestment Plan	1,285	1,226	961
Cash dividends paid per common share	$1.82	$1.74	$1.66